Derivatives and hedge activities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives And Hedge Activities
GainOnDerivativeFinancialInstruments	R$ 21,160	R$ 6,080